Stock-Based Compensation (Details) - Schedule of weighted-average assumptions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Weighted Average Assumptions Abstract
Risk-free interest rate	2.46%	0.79%
Expected term (in years)	7 years 1 month 28 days	6 years 18 days
Expected volatility	42.17%	42.10%
Dividend yield	0.00%	0.00%